Document and Entity Information	Jul. 16, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001670076
Document Type	8-K/A
Document Period End Date	Jul. 16, 2021
Entity Registrant Name	Frontier Group Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40304
Entity Tax Identification Number	46-3681866
Entity Address, Address Line One	4545 Airport Way
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80239
City Area Code	(720)
Local Phone Number	374-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ULCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On July 20, 2021, Frontier Group Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) disclosing that the Board of Directors (the “Board”) of the Company had elected Ofelia Kumpf to serve as a director of the Company, effective July 16, 2021. At the time of the filing of the Initial 8-K, the Board had not determined Ms. Kumpf’s committee assignments. This Amendment No. 1 to the Initial 8-K is being filed solely to disclose that, on November 9, 2021, the Board appointed Ms. Kumpf to its Compensation Committee, effective immediately. Ms. Kumpf is an independent director under applicable Nasdaq listing rules.